Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting policies [Abstract]
Impacts to the financial statements of adopting IFRS 16

At the date of initial application of IFRS 16, the Group additionally recognized the right-of-use assets and lease liabilities, and the impacts as of January 1, 2019 are as follows (Unit: Korean Won in millions):

January 1, 2019
Right-of-use assets presented as premises and equipment(*)	435,791
Lease liability(*)	377,030

(*)	The differences have occurred due to prepaid, unpaid lease payment, transfer, etc. and there is no effect on retained earnings.

When measuring lease liabilities for leases that were previously classified as operating lease, the Group used its incremental borrowing rate as of January 1, 2019 as the discount rate. The applied weighted-average incremental borrowing rate is 2.0~5.6%.

January 1, 2019
Operating leases as of December 31, 2018	398,147
- Application of exemption rule for low value assets leases	(616)
- Application of exemption rule for leases with remaining terms are less than 12 months at the time of transition	(187)
Operating lease agreement after subtraction of exemption rule applied items as of December 31, 2018	397,344

Amount discounted with incremental borrowing rate at the date of initial application(January 1, 2019)	377,030

Lease liabilities recognized at the date of initial application(January 1, 2019)	377,030

Classification and measurement of financial assets and liabilities in accordance with IFRS 9 and IAS 39

The classification and measurement of financial assets and liabilities in accordance with IFRS 9 and IAS 39 as of January 1, 2018 are as follows (Unit: Korean Won in millions):

	Classification in accordance with IAS 39	Classification in accordance with IFRS 9	Amount in accordance with IAS 39	Reclassification	Remeasurement(*2)	Amount in accordance with IFRS 9
Deposit	Loans and receivables	Loan and other financial assets at amortized cost	8,870,835	—	—	8,870,835
Deposit	Financial assets at FVTPL	Financial assets at FVTPL	25,972	—	—	25,972
Debt securities	Financial assets at FVTPL	Financial assets at FVTPL(*1)	2,654,027	—	—	2,654,027
Equity securities	Financial assets at FVTPL	Financial assets at FVTPL(*1)	47,304	—	—	47,304
Derivative assets	Financial assets at FVTPL	Financial assets at FVTPL(*1)	3,115,775	(2,137)	—	3,113,638
Equity securities	AFS financial assets	Financial assets at FVTPL(*1)	1,273,498	1,219	—	1,274,717
Equity securities	AFS financial assets	Financial assets at FVTOCI	850,207	—	—	850,207
Debt securities	AFS financial assets	Financial assets at FVTPL	46,855	—	—	46,855
Debt securities	AFS financial assets	Financial assets at FVTOCI	12,874,209	—	—	12,874,209
Debt securities	AFS financial assets	Securities at amortized cost	308,181	—	14,119	322,300
Debt securities	HTM financial assets	Securities at amortized cost	16,749,296	—	—	16,749,296
Loans	Loans and receivables	Financial assets at FVTPL(*1)	279,032	918	50	280,000
Loans	Loans and receivables	Loan and other financial assets at amortized cost	253,014,491	—	—	253,014,491
Derivative assets (Designated for hedging)	Derivative assets (Designated for hedging)	Derivative assets (Designated for hedging)	59,272	—	—	59,272
Other financial assets	Loans and receivables	Loan and other financial assets at amortized cost	6,772,088	—	—	6,772,088

Total financial assets			306,941,042	—	14,169	306,955,211

	Classification in accordance with IAS 39	Classification in accordance with IFRS 9	Amount in accordance with IAS 39	Reclassification	Remeasurement(*2)	Amount in accordance with IFRS 9
Deposit due to customers	Financial liabilities at FVTPL	Financial liabilities at FVTPL	25,964	—	—	25,964
Deposit due to customers	Financial liabilities at amortized cost	Financial liabilities at amortized cost	234,695,084	—	—	234,695,084
Borrowings	Financial liabilities at amortized cost	Financial liabilities at amortized cost	14,784,706	—	—	14,784,706
Debentures	Financial liabilities at FVTPL	Financial liabilities at FVTPL	91,739	—	—	91,739
Debentures	Financial liabilities at amortized cost	Financial liabilities at amortized cost	27,869,651	—	—	27,869,651
Equity-linked securities	Financial liabilities at FVTPL	Financial liabilities at FVTPL	160,057	—	—	160,057
Derivatives liabilities	Financial liabilities at FVTPL	Financial liabilities at FVTPL	3,150,149	—	—	3,150,149
Derivatives liabilities (Designated for hedging)	Derivatives liabilities (Designated for hedging)	Derivatives liabilities (Designated for hedging)	67,754	—	—	67,754
Other financial liabilities	Financial liabilities at amortized cost	Financial liabilities at amortized cost	13,892,461	—	—	13,892,461
Provision for financial guarantee	Provision	Financial liabilities at amortized cost	71,697	—	—	71,697

Total financial liabilities			294,809,262	—	—	294,809,262

(*1)

Under IAS 39, the embedded derivatives out of hybrid financial instruments were accounted for as derivative assets or liabilities if the criteria for separation of the embedded derivatives were met; and the host contracts in those instruments were recorded as available-for-sale financial assets or loans and receivables respectively. However, since IFRS 9 requires financial instruments to be accounted for based on the terms of the entire financial instrument, hybrid financial assets are revalued and classified as financial assets at fair value through profit or loss.

(*2)	The remeasurement effect due to expected credit losses is not included (The remeasurement effect of expected credit losses is as follows: b) Impairment of financial assets).

Fair value and the related valuation gain or loss of the financial assets reclassified to amortized cost measurement categry at the initial application of IFRS 9

The financial assets at FVTPL or FVTOCI that are reclassified to the amortized cost measurement category as of the date of initial application of IFRS 9, and the related valuation gain or loss and fair value of the financial assets as of December 31, 2018 had it not been reclassified, are as follows (Unit: Korean Won in millions):

Account subject	Category before the adoption of IFRS 9	Amount of valuation gain/loss had it not been reclassified	Fair value
Debt securities(*)	AFS financial assets	2	257,665

(*)	Those financial assets that are removed from the books as of December 31, 2018 are not presented in the table above.

Impairment of financial assets

Management assessed the impairment of the Group’s financial assets, lending arrangements and financial guarantees at the date of initial application by using reasonable and supportive measures that can be used without undue cost or effort in determining the credit risk of the financial instruments at initial recognition in accordance with IFRS 9 and in comparing above credit risk with the credit risk at the date of initial application. As of January 1, 2018, the results of the assessment are as follows (Unit: Korean Won in millions):

	Classification in accordance with IAS 39	Classification in accordance with IFRS 9	Loss allowance in accordance with IAS 39(A)	Loss allowance in accordance with IFRS 9 (B)	Increases (B-A)
Deposit	Loans and receivables	Loans and other financial assets at amortized cost	2,458	3,092	634
Debt securities AFS securities	AFS financial assets	Financial assets at FVTOCI	—	4,236	4,236
HTM securities	HTM financial assets	Securities at amortized cost	—	5,078	5,078
Loans and other financial assets	Loans and receivables	Loans and other financial assets at amortized cost	1,827,785	2,076,873	249,088
Payment guarantee			183,247	192,924	9,677
Loan commitment			66,115	104,985	38,870

Total			2,079,605	2,387,188	307,583

Impact on accumulated other comprehensive loss out of equity as a result of adoption of IFRS 9

Impact on accumulated other comprehensive loss due to financial assets at FVTOCI, etc.

Amount
Balance as of December 31, 2017 (prior to IFRS 9)	(89,723)
Adjustments	(392,177)
Reclassification of available-for-sale financial assets to financial assets at FVTPL	(152,124)
Recognition of expected credit losses of debt securities at FVTOCI	4,293
Reclassification of available for sale financial assets(equity securities) to financial assets at FVTOCI	(397,508)
Effect on changes in credit risk of financial liabilities at fair value through profit or loss designated as upon initial recognition	(133)
Others	3,499
Income tax effect	149,796

Balance as of January 1, 2018 (based on IFRS 9)	(481,900)

Impact on retained earnings out of equity as a result of adoption of IFRS 9

•	Retained earnings impact

Amount
Balance as of December 31, 2017 (prior to IFRS 9)	15,620,006
Adjustments	177,091
Reclassification of available-for-sale financial assets to financial assets at FVTPL	152,124
Recognition of expected credit losses of debt instruments at FVTOCI	(4,293)
Reclassification of available-for-sale financial assets(equity securities) to financial assets at FVTOCI	397,508
Effect on revaluation of financial assets at amortized cost from loan and receivables or AFS financial assets	282
Recognition of expected credit losses of financial assets at amortized cost which were previously loan and receivables	(240,683)
Effect on provision for guarantees and unused loan commitments on liabilities	(48,548)
Effect on changes in credit risk of financial liabilities at fair value through profit or loss designated as upon initial recognition	133
Others	(4,950)
Income tax effect	(74,482)

Balance as of January 1, 2018 (based on IFRS 9)	15,797,097

Estimated economic useful lives for premises and equipment except for land

While land is not depreciated, for all other premises and equipment, depreciation is charged to net income on a straight-line basis by applying the following estimated economic useful lives on the amount of cost or revalued amount less residual value.

Useful life
Buildings used for business purpose	35 to 57 years
Structures in leased office	4 to 5 years
Properties for business purpose	4 to 5 years
Right-of-use assets	Useful lives of the same kind or similar other premises and equipment

Estimated useful life for intangible assets

The Group is recognizing intangible assets measured at the manufacturing cost or acquisition cost plus additional incidental expenses less accumulated amortization and accumulated impairment losses. The Group’s intangible asset are amortized over the following economic lives using the straight-line method. The estimated useful life and amortization method are reviewed at the end of each reporting period. If changes in the estimates are deemed appropriate, the changes are accounted for as a change in an accounting estimate.

Useful life
Industrial property rights	10 years
Development costs	5 years
Software and others	4 to 10 years